Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property and equipment, net
Property and equipment, net

8     Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Computers and equipment	17,114	33,759
Leasehold improvement	13,514	25,913
Furniture and fixtures	2,651	5,708

Total	33,279	65,380
Less: Accumulated depreciation	(8,267)	(23,804)

Property and equipment, net	25,012	41,576

For the years ended December 31, 2014, 2015 and 2016, depreciation expenses amounted to RMB1,330, RMB6,810 and RMB15,537, respectively.